Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	£ 40,264	£ 44,627
Covered bonds	9,676	11,764
Certificates of deposit issued	5,544	5,776
Securitisation notes	5,763	5,207
Commercial paper	11,416	8,090
Total debt securities in issue	72,663	75,464
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	4,344	4,608
Covered bonds	0	0
Certificates of deposit issued	0	0
Securitisation notes	18	22
Commercial paper	0	0
Total debt securities in issue	4,362	4,630
Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	35,920	40,019
Covered bonds	9,676	11,764
Certificates of deposit issued	5,544	5,776
Securitisation notes	5,745	5,185
Commercial paper	11,416	8,090
Total debt securities in issue	£ 68,301	£ 70,834